--------------------------------------------------------------------------------
Semiannual Report - Financial Statements
--------------------------------------------------------------------------------

T. ROWE  PRICE

                               PERSONAL STRATEGY
                               GROWTH FUND

                               ------------------
                               NOVEMBER  30, 2000
                               ------------------

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--------------------------------------------------------------------------------
Unaudited

--------------------
FINANCIAL HIGHLIGHTS                          For a share outstanding throughout each period
----------------------------------------------------------------------------------------------
                             6 Months       Year
                                Ended      Ended
                             11/30/00    5/31/00    5/31/99    5/31/98    5/31/97    5/31/96
NET ASSET VALUE
Beginning of period          $  19.57   $  19.02   $  18.05   $  15.20   $  13.69   $  11.44
Investment activities
   Net investment
   income (loss)                 0.17       0.33*      0.34*      0.29*      0.27*      0.30*
   Net realized and
   unrealized gain (loss)       (0.25)      1.06       1.40       3.01       2.37       2.29
   Total from
   investment activities        (0.08)      1.39       1.74       3.30       2.64       2.59
Distributions
   Net investment income            -      (0.32)     (0.32)     (0.26)     (0.24)     (0.27)
   Net realized gain                -      (0.52)     (0.45)     (0.19)     (0.89)     (0.07)
   Total distributions              -      (0.84)     (0.77)     (0.45)     (1.13)     (0.34)
NET ASSET VALUE
End of period                $  19.49   $  19.57   $  19.02   $  18.05   $  15.20   $  13.69
                             ===============================================================

Ratios/Supplemental Data

Total returno                   (0.41)%     7.49%*    10.01%*    22.02%*    19.89%*    22.83%*
Ratio of total expenses to
average net assets               1.10%+     1.10%*     1.10%*     1.10%*     1.10%*     1.10%*
Ratio of net investment
income (loss) to average
net assets                       1.83%+     1.93%*     2.00%*     2.15%*     2.24%*     2.27%*
Portfolio turnover rate          53.9%+     42.6%      36.1%      33.3%      39.6%      39.5%
Net assets, end of period
(in thousands)               $283,426   $270,663   $213,631   $147,347   $ 67,552   $ 24,954

o Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through 5/31/02.
+    Annualized

The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2000

PORTFOLIO OF INVESTMENTS                              Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands
COMMON STOCKS 77.1%

FINANCIAL 14.4%

Bank and Trust 5.6%
Abbey National (GBP)                                      41,100   $       648
ABN Amro Holding (EUR)                                    10,000           210
Allied Irish Banks (EUR)                                  15,500           168
Australia & New Zealand Banking Group (AUD)               12,000            95
Australia & New Zealand Banking Group ADR                  3,600           140
Banca Commerciale Italiana (EUR)                          36,500           228
Banca Intesa (EUR)                                        64,200           280
Banca Popolare di Milano (EUR)                             8,200            52
Banco Bradesco ADR                                        31,500           219
Banco de Bilbao Vizcaya Argentaria ADR                    37,700           500
Banco Frances del Rio de la Plata ADR                     12,200           236
Banco Santiago ADR                                        16,300           326
Bank of America                                           25,000           998
Bank of New York                                          16,500           911
Bank One                                                  26,440           947
Bankgesellschaft Berlin (EUR)                              8,100           107
Barclays Group (GBP)                                      17,700           497
BNP Paribas (EUR)                                          1,800           139
Charter One Financial                                      2,783            67
Chase Manhattan                                           17,050           629
Chittenden                                                11,500           309
Citizens Banking                                           7,200           169
Commonwealth Bank of Australia (AUD)                      18,000           300
Downey Financial                                          11,300           514
Dresdner Bank (EUR)                                       12,700           469
DSB Group Holdings (SGD)                                  20,304           230
First Bell Bancorp                                         1,400            18
First Mariner Bancorp                                        600             3
Firstar                                                    8,300           161
Frankfort First Bancorp                                    1,800            23
Glacier Bancorp                                            5,731            68
KBC Bancassurance Holding (EUR)                            3,400           133
Marshall & Ilsley                                            600            26
Mellon Financial                                          44,900         2,105


3
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--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Overseas Chinese Bank (SGD)                               28,060   $       189
Societe Generale (EUR)                                     1,404            76
Southwest Bancorp *                                       10,100           360
State Street                                               5,500           709
Sumitomo Bank (JPY)                                       49,000           488
Summit Bancorp                                             3,000           112
Svenska Handelsbanken (Series A) (SEK)                    18,500           295
UniCredito Italiano (EUR)                                 63,900           319
Valley National Bancorp                                    9,000           263
Wells Fargo                                               16,800           797
Westamerica                                                8,800           299
                                                                   -----------
                                                                        15,832
                                                                   -----------
Insurance 3.8%
ACE Limited                                               18,900           747
Aegon (EUR)                                                6,200           255
American General                                          10,000           749
American International Group                               3,593           348
AMP (AUD)                                                  9,600            95
Brown and Brown                                           10,600           335
Harleysville Group                                         2,700            67
Hartford Financial Services Group                          3,100           219
Istituto Nazionale delle Assicurazioni (EUR) *            66,116           189
London Pacific Group ADR                                   7,100            83
Marsh & McLennan                                           6,400           737
PartnerRe Holdings                                         5,700           301
Selective Insurance                                        2,600            52
St. Paul                                                  31,000         1,554
Sumitomo Marine & Fire Insurance (JPY)                    89,000           596
Swiss Re (CHF)                                               210           467
UNUMProvident                                             65,000         1,755
W. R. Berkley                                              3,600           129
XL Capital (Class A)                                      25,000         1,995
                                                                   -----------
                                                                        10,673
                                                                   -----------
Financial Services 5.0%
American Express                                          23,800         1,308
Amvescap (GBP)                                            19,800           317
Associates First Capital (Class A)                         9,100           321
AXA (EUR)                                                  2,400           336
Banacci (MXN)                                            350,400           482


4
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--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Capital One Financial                                     10,600   $       592
Charles Schwab                                             4,350           120
Citigroup                                                 41,630         2,074
Credit Lyonnais (EUR)                                      2,300            78
Delta Financial *                                          2,300             1
Fannie Mae                                                40,400         3,192
Financial Federal *                                        3,200            74
Freddie Mac                                               31,700         1,916
GIMV (EUR)                                                 2,300            91
Goldman Sachs Group                                        2,300           189
HSBC Holdings (GBP)                                       54,501           719
ING Groep (EUR)                                            7,950           572
ITLA Capital *                                             4,800            71
Morgan Stanley Dean Witter                                 7,200           456
Nomura Securities (JPY)                                   15,000           315
Pearson (GBP)                                             11,700           259
Providian Financial                                        5,200           468
Stilwell Financial                                        10,500           341
                                                                        14,292
                                                                 -------------
Total Financial                                                         40,797
                                                                 -------------
UTILITIES 5.2%

Telephone 3.1%
AT&T                                                      15,974           314
AT&T Liberty Media (Class A) *                            14,900           202
BellSouth                                                 15,000           627
British Telecommunications ADR                             2,900           250
KPN (EUR)                                                  4,833            65
Nextel Communications (Class A) *                          6,100           189
Nippon Telegraph & Telephone (JPY)                            90           775
Portugal Telecom (EUR)                                     5,500            45
Rural Cellular (Class A) *                                 1,000            36
SBC Communications                                        25,900         1,423
Sprint                                                    20,000           460
Sprint PCS *                                               6,400           145
Swisscom (CHF)                                               467           112
Tele Danmark (DKK)                                           700            28
Telebras ADR                                               5,400           312

5
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------------------------------------------------------------------------------

                                                   Shares/Par            Value
------------------------------------------------------------------------------
                                                                  In thousands

Telecom Corp. of New Zealand (NZD)                        20,000   $        47
Telecom Corp. of New Zealand ADR                           5,100            93
Telecom Italia (EUR)                                      39,040           452
Telecom Italia Mobile (EUR)                               66,800           527
Telefonica ADR *                                           9,923           469
Telefonos de Mexico (Telmex) (Class L) ADR                18,100           848
Vodafone                                                  36,600         1,254
Western Wireless *                                         1,700            67
WorldCom *                                                 3,327            50
XO Communications *                                        4,800            71
                                                                   -----------
                                                                         8,861
                                                                   -----------
Electric Utilities 1.9%
Cleco                                                      9,800           459
E.On (EUR)                                                 7,120           403
Electrobras                                               18,200           151
Empresa Nacional de Electricidad Chile ADR*               25,924           261
Exelon                                                    22,825         1,512
FirstEnergy                                               21,737           641
GPU                                                        5,800           204
Hong Kong Electric Holdings (HKD)                         42,000           145
Iberdrola (EUR)                                           30,500           365
National Grid Group (GBP)                                 11,200            98
Powergen (GBP)                                            13,300           109
Sony (JPY)                                                 6,000           452
TXU                                                       16,000           639
Unisource Energy                                           1,100            16
                                                                   -----------
                                                                         5,455
                                                                   -----------
Water Utilities 0.2%
Suez Lyonnaise des Eaux (EUR)                              3,100           525
                                                                           525
                                                                   -----------
Total Utilities                                                         14,841
                                                                   -----------

CONSUMER NONDURABLES 14.9%

Cosmetics 0.7%
Chattem *                                                  4,600            22
Gillette                                                  25,000           847

6
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
------------------------------------------------------------------------------

                                                     Shares/Par          Value
------------------------------------------------------------------------------
                                                                  In thousands

International Flavors & Fragrances                        49,300   $       921
Kao (JPY)                                                 10,000           307
                                                                   -----------
                                                                         2,097
                                                                   -----------
Beverages 1.2%
Anheuser-Busch                                            28,600         1,357
Coca-Cola                                                 11,200           701
Diageo ADR                                                 6,519           272
Femsa UBD, Units (Represents 1 Series B and
   4 Series D shares) (MXN)                               66,900           230
LVMH (EUR)                                                 1,690           112
PepsiCo                                                   14,600           663
                                                                   -----------
                                                                         3,335
                                                                   -----------
Food Processing 2.2%
American Italian Pasta *                                   3,200            73
Associated British Foods (GBP)                            43,800           301
Cadbury Schweppes (GBP)                                   24,400           170
Cadbury Schweppes ADR                                      3,800           109
Campbell                                                  30,000         1,001
Carrefour (EUR)                                            8,000           482
Casino Guich-Perrachon (EUR)                               1,200           115
Danisco (DKK)                                                600            23
Eridania Beghin-Say (EUR)                                  1,400           140
G.I.B. Group (EUR)                                         3,200           134
General Mills                                             31,120         1,280
International Multifoods                                  11,300           218
Nestle (CHF)                                                 219           475
Quaker Oats                                                  800            70
Ralston Purina                                            34,900           918
Sara Lee                                                  14,600           350
Seneca Foods (Class A) *                                   1,200            15
Seneca Foods (Class B) *                                   1,300            17
Unilever                                                   6,639           412
                                                                   -----------
                                                                         6,303
                                                                   -----------
Hospital Supplies/Hospital Management 0.9%
Airgas *                                                   5,900            44
Allergan                                                   1,000            93
Baxter International                                      10,000           866
Cephalon *                                                 3,705           172

7
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--------------------------------------------------------------------------------

                                                Shares/Par               Value
--------------------------------------------------------------------------------
                                                                  In thousands

Guidant *                                                    300   $        16
Hooper Holmes                                              8,100            81
Lincare Holdings *                                         6,900           304
Mentor                                                    10,600           192
Molecular Devices *                                        2,300           112
Renal Care Group *                                         5,250           114
Smith & Nephew (GBP)                                      67,136           303
Steris *                                                   6,400            96
Terumo (JPY)                                              10,000           198
                                                                   -----------
                                                                         2,591
                                                                   -----------
Pharmaceuticals 5.4%
American Home Products                                    67,160         4,038
Amgen *                                                    4,400           280
Arena Pharmaceuticals *                                      600            12
AstraZeneca Group (GBP)                                   10,095           515
AstraZeneca Group ADR                                     11,000           566
AtheroGenics                                               2,200            14
Aurora Biosciences *                                       1,700            54
Genentech *                                                6,000           408
Glaxo Wellcome ADR                                        12,600           722
IDEC Pharmaceuticals *                                       800           139
Immunex *                                                  2,500            93
Incyte Genomics *                                          1,400            37
Johnson & Johnson                                          6,500           650
MedImmune *                                                6,300           335
Merck                                                      6,900           640
Novartis (CHF)                                               811         1,315
Noven Pharmaceuticals *                                      800            21
Novo Nordisk (DKK)                                           100            19
NPS Pharmaceuticals *                                      2,300            89
Pfizer                                                    64,785         2,871
Pharmacia                                                 18,259         1,114
Schering-Plough                                           11,500           645
Syngenta (CHF) *                                             202             9
Syngenta (London Exchange) (GBP) *                           250            11
Takeda Chemical Industries (JPY)                           9,000           557
Triangle Pharmaceuticals *                                 8,000            43
                                                                   -----------
                                                                        15,197
                                                                   -----------

8
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands
Biotechnology 0.3%
Abgenix *                                                    900   $        44
Alkermes *                                                 2,800            84
COR Therapeutics *                                         2,600            92
Cubist Pharmaceuticals *                                   1,300            42
Deltagen *                                                 1,300            16
Eden Bioscience *                                          1,300            46
Edwards Lifesciences *                                     5,000            80
Genaissance Pharmaceuticals                                  900            17
Gilead Sciences *                                            200            16
Inhale Therapeutic Systems *                               6,000           233
Neose Technologies *                                         200             6
Neurocrine Biosciences *                                   1,400            41
Serologicals *                                             7,200            69
Viropharma *                                                 800            12
                                                                   -----------
                                                                           798
                                                                   -----------
Health Care Services 0.8%
AmeriPath *                                                8,500           141
Boron LePore & Associates *                                  800             8
Bruker Daltonics                                             100             2
CIGNA                                                      4,200           553
Orthodontic Centers of America *                           3,200            97
Packard BioScience *                                       2,600            25
UnitedHealth Group                                         7,400           868
Wellpoint Health Networks *                                3,600           388
Wilson Greatbatch Technologies *                           4,300           103
                                                                   -----------
                                                                         2,185
                                                                   -----------
Miscellaneous Consumer Products 3.4%
Bridgestone (JPY)                                          6,000            74
Coach *                                                    1,000            22
Colgate-Palmolive                                         25,800         1,516
Cone Mills *                                              14,100            47
Culp                                                       4,500            12
Dan River *                                               12,500            27
Electrolux (Class B) (SEK)                                 4,600            64
Energizer Holdings *                                      11,633           225
Harcourt General                                          20,000         1,105
Lion Nathan (NZD)                                         71,500           157
Mattel                                                    60,000           757

9
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Mitsui (JPY)                                              60,000   $       372
Newell Rubbermaid                                         20,000           389
Nintendo (JPY)                                             2,800           419
Philip Morris                                             61,350         2,343
Philips Electronics ADR                                   12,204           400
Polymer Group                                              3,800            21
QuickSilver *                                              3,300            69
Reebok International *                                     3,000            64
Sola International *                                      14,100            51
Stride Rite                                               13,400            80
Tomkins (GBP)                                             83,100           177
Unifi *                                                    8,100            69
UST                                                       37,700           895
Wacoal (JPY)                                              14,000           125
WestPoint Stevens                                          3,000            19
Yue Yuen Industrial (HKD)                                 87,000           167
                                                                   -----------
                                                                         9,666
                                                                   -----------
Total Consumer Nondurables                                              42,172
                                                                   -----------
CONSUMER SERVICES 6.9%

Restaurants 0.2%
Applebee's                                                 2,300            76
Buca *                                                    10,000           158
PJ America *                                               3,700            26
Ruby Tuesday                                               7,700           117
Uno Restaurant *                                           4,900            41
                                                                   -----------
                                                                           418
                                                                   -----------
General Merchandisers 1.0%
Bon-Ton Stores *                                          11,500            34
Casey's General Stores                                    17,900           209
Columbia Sportswear *                                      4,000           165
Marui (JPY)                                                7,000            90
Neiman Marcus Group *                                      5,800           175
Target                                                    11,200           337
Tesco (GBP)                                              157,080           635
Wal-Mart                                                  15,300           798
Wal-Mart de Mexico (MXN)                                 116,200           252
                                                                   -----------
                                                                         2,695
                                                                   -----------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands
Specialty Merchandisers 2.5%
Albertson's                                               35,000   $       895
CVS                                                       12,712           723
Home Depot                                                11,750           460
Kroger *                                                  25,100           665
Loew's                                                     1,100            44
Nordstrom                                                 40,000           643
O' Charley's *                                            12,900           223
PurchasePro.com                                            4,200            58
Safeway *                                                 17,800         1,049
Toys "R" Us *                                             70,000         1,326
Tupperware                                                50,700           925
Urban Outfitters *                                         6,400            50
Wild Oats Markets *                                        5,400            23
                                                                   -----------
                                                                         7,084
                                                                   -----------
Entertainment and Leisure 1.5%
Disney *                                                  69,700         2,017
Houghton Mifflin                                           3,700           135
Hutchison Whampoa (HKD)                                   73,200           875
Papa John's International *                                5,000           133
Sharp (JPY)                                                8,000            95
Sonic                                                      2,500            98
Viacom (Class B) *                                        17,683           904
                                                                   -----------
                                                                         4,257
                                                                   -----------
Media and Communications 1.6%
American Tower Systems (Class A) *                           800            24
Asatsu (JPY)                                               3,300            84
Classic Communications (Class A) *                         4,000            14
Clear Channel Communications *                            10,778           544
Comcast (Class A Special) *                                6,300           242
Crown Castle International *                               4,900           116
Elsevier (EUR)                                             5,900            75
Emmis Broadcasting (Class A) *                             5,300           125
Infinity Broadcasting (Class A) *                         12,000           363
McGraw-Hill                                                4,100           218
Mediaset (EUR)                                            14,600           190
News Corporation ADR                                       5,500           192
Pegasus Communications *                                   1,900            51
Publishing & Broadcasting (AUD)                           32,000           215

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

R.R. Donnelley                                            85,400   $     1,911
Sinclair Broadcast Group (Class A) *                      13,900           122
Young Broadcasting (Class A) *                             3,700           101
                                                                   -----------
                                                                         4,587
                                                                   -----------
Printing and Publishing 0.1%
Reed International (GBP)                                  43,200           387
                                                                   -----------
                                                                           387
                                                                   -----------
Total Consumer Services                                                 19,428
                                                                   -----------
CONSUMER CYCLICALS 3.9%

Automobiles and Related 0.6%
A.O. Smith (Class B)                                      12,250           204
Cycle & Carriage (SGD)                                    10,000            20
DaimlerChrysler (EUR)                                      3,400           130
Fiat (EUR)                                                 2,600            63
Honda Motor (JPY)                                          4,000           140
Honda Motor ADR                                            2,700           187
Keystone Automotive *                                      2,600            15
Littelfuse *                                               9,900           253
Peugeot (EUR)                                              1,605           331
Strattec Security *                                        1,900            63
Volkswagen (EUR)                                           6,400           316
Volvo (Class B) (SEK)                                      1,800            27
                                                                   -----------
                                                                         1,749
                                                                   -----------
Building and Real Estate 2.5%
Apartment Investment & Management, REIT                    2,300           106
Arden Realty, REIT                                         7,200           176
Capitaland (SGD) *                                        24,000            38
Cemex, Participating Certificates (Represents 2
   Series A and 1 Series B shares) (MXN)                  57,824           229
Cheung Kong Holdings (HKD)                                48,000           540
City Developments (SGD)                                   19,000            87
EastGroup Properties, REIT                                 8,200           163
Federal Realty Investment Trust, REIT                     51,300           988
First Washington Realty Trust, REIT                        4,200           107
Glenborough Realty Trust, REIT                             4,800            73
JP Realty, REIT                                            6,000            92

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--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Parkway Properties, REIT                                   8,200   $       229
Reckson Associates Realty (Class B), REIT                  1,992            47
Reckson Associates Realty, REIT                           50,000         1,172
RMC (GBP)                                                  7,200            58
Simco (EUR)                                                1,400            88
Simon Property Group, REIT                                41,640           955
Singapore Land (SGD)                                      39,000            78
Slough Estates (GBP)                                      39,100           216
Starwood Hotels & Resorts Worldwide, REIT                 40,000         1,280
Westfield Trust (AUD)                                    113,300           190
Woodhead Industries                                        7,200           158
                                                                    ----------
                                                                         7,070
                                                                    ----------
Miscellaneous Consumer Durables 0.8%
CompX                                                      5,100            62
Eastman Kodak                                             35,000         1,470
Harman International                                      12,600           460
Intranet Solutions *                                       2,800           104
OCE (EUR)                                                  1,000            15
                                                                         2,111
                                                                    ----------
Total Consumer Cyclicals                                                10,930
                                                                    ----------
TECHNOLOGY 7.2%

Electronic Components 1.9%
Altera *                                                  15,300           367
American Superconductor *                                  1,800            42
Analog Devices *                                           7,600           377
Analogic                                                   5,000           175
Artesyn Technologies *                                     6,300           216
ASM Lithography Holding (EUR) *                            1,500            32
ATMI *                                                     4,900            76
Benchmark Electronics *                                    4,600           133
EMC *                                                      6,100           454
Epcos (EUR) *                                                200            16
Exar *                                                     3,400            85
Flextronics International *                               20,100           503
Intel                                                     17,700           674
Kyocera (JPY)                                              2,000           261

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--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

LSI Logic *                                                9,200   $       166
Maxim Integrated Products *                                6,600           336
Methode Electronics (Class A)                              8,400           173
MKS Instruments *                                            200             3
Motorola                                                   5,100           102
PMC-Sierra *                                               1,400           129
QLogic *                                                   2,000           162
QuickLogic *                                               5,200            36
Sez Holding (CHF)                                             93            54
SIPEX *                                                    4,000           101
Spirent (GBP)                                             33,600           245
Texas Instruments                                          9,400           351
Xilinx *                                                   6,100           238
                                                                   -----------
                                                                         5,507
                                                                   -----------
Electronic Systems 1.0%
Agilent Technologies *                                       800            42
Applied Biosystems Group                                   2,400           198
Applied Materials *                                        9,500           384
Applied Micro Circuits *                                   2,600           126
Armor Holdings *                                          13,000           206
Black Box *                                                4,500           251
Hewlett-Packard                                            8,400           266
KLA-Tencor *                                               4,000           110
Lifeline Systems *                                         3,900            51
Lo-Jack *                                                  5,500            41
Solectron *                                               11,500           322
STMicroelectronics (EUR)                                   6,000           253
Waters *                                                  10,300           662
                                                                   -----------
                                                                         2,912
                                                                   -----------
Information Processing 0.4%
Dell Computer *                                           19,900           383
F. Y. I. *                                                 6,000           175
Hitachi (JPY)                                             10,000            95
Hitachi ADR                                                5,200           493
                                                                   -----------
                                                                         1,146
                                                                   -----------
Office Automation 0.0%
Technitrol                                                 3,400           127
                                                                   -----------
                                                                           127
                                                                   -----------
14

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands
Specialized Computer 0.2%
Activision *                                               2,200   $        23
Sun Microsystems *                                         6,200           472
Symbol Technologies                                          800            32
Virata *                                                   1,000            14
                                                                   -----------
                                                                           541
                                                                   -----------
Aerospace and Defense 0.2%
DONCASTERS ADR *                                           1,500            25
Harsco                                                     7,200           154
United Technologies                                        2,500           177
Woodward Governor                                          2,200            83
                                                                   -----------
                                                                           439
                                                                   -----------
Telecommunications 3.5%
Airgate PCS *                                              1,400            32
Airnet Communications *                                      300             2
Alcatel (EUR)                                              8,120           402
Avaya *                                                    1,250            15
China Mobile (Hong Kong) ADR *                             4,200           111
Cisco Systems *                                           38,300         1,832
Corning                                                   24,300         1,422
Deutsche Telekom (EUR)                                    18,900           593
Ditech Communications *                                    1,600            25
Eircom (EUR)                                              15,800            36
France Telecom (EUR)                                       1,200           101
France Telecom ADR                                         5,400           459
Harmonic Lightwaves *                                      6,300            47
JDS Uniphase *                                             3,300           166
LM Ericsson (Class B) ADR                                 54,400           621
Lucent Technologies                                       15,000           233
Marconi (GBP)                                             16,100           151
Nokia ADR                                                 43,600         1,864
Nortel Networks                                           13,900           525
Pacific Century CyberWorks ADR                             7,186            42
Peco II *                                                  2,600            37
QUALCOMM *                                                   600            48
SDL *                                                      2,300           418
Singapore Telecommunications (SGD)                       125,000           208
Sonera Group (EUR)                                         7,100           136

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Tellabs *                                                  1,000   $        53
Telstra (AUD)                                             52,600           172
Vyyo *                                                     1,200            11
West TeleServices *                                        3,200            86
                                                                         9,848
                                                                   -----------
Total Technology                                                        20,520
                                                                   -----------

EDUCATION 0.0%

ITT Educational Services *                                   600            12
Societe BIC (EUR)                                          2,100            75
                                                                   -----------
Total Education                                                             87
                                                                   -----------
CAPITAL EQUIPMENT 2.0%
Electrical Equipment 1.5%
ABB (CHF)                                                  3,187           290
Bang & Olufsen (Class B) (DKK)                             2,400           103
Canon (JPY)                                                9,000           353
GE                                                        37,600         1,863
Getronics (EUR)                                            3,000            16
hi/fn *                                                    2,300            75
LSI Industries                                             4,700           100
Matsushita Electric Industrial (JPY)                      22,000           551
Mitsubishi Electric (JPY)                                 45,000           292
Tyco International                                        14,198           749
                                                                   -----------
                                                                         4,392
                                                                   -----------
Machinery 0.5%
Actuant                                                   11,900            43
Alstom (EUR)                                               4,400           103
Brooks Automation *                                        2,900            66
Danaher                                                    9,300           606
Deere                                                     10,000           407
GKN (GBP)                                                  7,200            79
NN Ball & Roller                                           4,500            38
Saurer (CHF) *                                               162            71
                                                                   -----------
                                                                         1,413
                                                                   -----------
Total Capital Equipment                                                  5,805
                                                                   -----------
16

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands
BUSINESS SERVICES AND
TRANSPORTATION 6.7%

Computer Service and Software 3.0%
724 Solutions *                                              100   $         2
Actuate *                                                  2,200            45
America Online *                                          23,700           962
Analysts International                                     7,500            38
Ariba *                                                    3,000           187
Automatic Data Processing                                 13,100           865
BISYS Group *                                              5,200           223
Cambridge Technology Partners *                            2,700             6
Concord Communications *                                   2,300            15
Digital Impact *                                           5,400            16
Electronic Arts *                                          1,000            36
First Data                                                14,270           730
Fujitsu (JPY)                                             18,000           287
Genomica *                                                   200             2
Great Plains Software *                                    1,600            75
iGATE Capital *                                            5,300            21
Interact Commerce *                                        3,000            24
Intuit *                                                   5,000           228
Jack Henry & Associates                                      700            38
Juniper Networks *                                         1,600           199
Keynote Systems *                                          3,000            55
Loislaw.com *                                              1,200             1
Macromedia *                                               2,300           147
Microsoft *                                               28,300         1,624
net.Genesis *                                              3,300            10
NetIQ *                                                    2,800           225
Oracle *                                                  29,300           777
Packeteer *                                                2,300            29
Peregrine Systems *                                          800            13
Pixelworks *                                               1,200            29
Progress Software *                                       17,100           221
PSINet *                                                   4,380             5
Quest Software *                                             700            19
Register.com *                                             3,300            20

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

SAP (EUR)                                                  1,941   $       204
Sema (GBP)                                                 4,600            19
Siebel Systems *                                           5,000           349
Softbank (JPY)                                             1,900            99
Sonicwall *                                                1,100            18
SPSS *                                                     2,800            45
SunGard Data Systems *                                       900            44
Telecommunication Systems *                                  200             2
USinternetworking *                                       12,900            36
Verisign *                                                   400            35
VERITAS Software *                                         2,925           285
Verity *                                                   2,000            29
WebTrends *                                                4,400           111
Zebra Technologies (Class A) *                             1,900            79
                                                                   -----------
                                                                         8,529
                                                                   -----------
Distribution Services 0.2%
MSC Industrial Direct *                                    4,100            63
Primesource                                                1,500             7
SCP Pool *                                                10,200           276
SunSource *                                                9,800            31
TNT Post Group (EUR)                                       2,200            53
United Stationers *                                        6,800           175
Watsco (Class A)                                           7,300            79
                                                                   -----------
                                                                           684
                                                                   -----------
Environmental 0.1%
CUNO *                                                     4,600           132
IT Group *                                                 6,100            24
Rentokil Initial (GBP)                                    32,100            91
Waterlink *                                                4,700             3
                                                                   -----------
                                                                           250
                                                                   -----------
Transportation Services 0.6%
Bergesen (Class A) (NOK)                                   8,600           148
C.H. Robinson Worldwide                                    2,100           119
Comfort Systems USA *                                     12,900            40
EGL *                                                      3,550           122
Expeditors International of Washington                     3,800           197
Heartland Express *                                        2,200            45
Hub Group (Class A) *                                      1,000             7

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

International Shipholding                                  2,200   $        16
Mitsubishi Heavy Industries (JPY)                        165,000           720
Seacor Smit *                                              5,500           231
UTI Worldwide                                              2,500            41
                                                                   -----------
                                                                         1,686
                                                                   -----------
Miscellaneous Business Services 2.2%
AnswerThink *                                              2,500            14
British Airport Authorities (GBP)                         12,799           109
Concord EFS *                                              1,600            70
Corio *                                                      500             2
Electro Rent *                                             6,400            72
Exodus Communications *                                    3,800            86
G&K Services                                               4,500           121
H&R Block                                                 39,500         1,390
Hays (GBP)                                                18,600            95
Herman Miller                                              2,800            66
Insituform Technologies (Class A) *                        7,800           266
Iron Mountain *                                            7,900           262
Ivex Packaging *                                           9,700            85
Kforce.com *                                               8,000            38
Maximus *                                                  8,700           246
McGrath RentCorp                                           3,800            68
MPW Industrial Services Group *                            5,700            11
New England Business Service                              11,600           183
Omnicom Group                                              6,500           511
Strayer Education                                          4,800           120
Tetra Tech *                                               8,212           287
Vedior (EUR)                                               4,100            46
Waste Management                                          88,643         2,122
                                                                   -----------
                                                                         6,270
                                                                   -----------
Airlines 0.1%
Midwest Express Holdings *                                 5,500            87
Singapore Airlines (SGD)                                  27,000           260
                                                                   -----------
                                                                           347
                                                                   -----------
Railroads 0.5%
Norfolk Southern                                          82,000         1,179
Railtrack Group (GBP)                                      8,000           108
                                                                   -----------
                                                                         1,287
                                                                   -----------
Total Business Services and Transportation                              19,053
                                                                   -----------
19

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands
ENERGY 7.5%

Energy Services 1.4%
Atwood Oceanics *                                          3,100   $        98
Baker Hughes                                              69,800         2,308
BJ Services *                                              4,300           229
Cooper Cameron *                                             900            49
Grant Prideco *                                            1,500            21
Hydril *                                                   2,600            46
Johnson Electric Holdings (HKD)                          368,000           691
Kansai Electric Power (JPY)                               10,000           168
Smith International *                                      1,400            81
Tokyo Electric Power (JPY)                                 7,000           165
Weatherford International *                                1,900            63
                                                                   -----------
                                                                         3,919
                                                                   -----------
Exploration and Production 1.1%
Barrett Resources *                                        7,300           282
Chieftain International *                                  7,200           160
Cross Timbers Oil                                         13,200           262
Forest Oil *                                              11,600           144
Key Energy Services *                                     10,800            78
National Oilwell *                                         4,100           131
Noble Affiliates                                           7,000           261
Santos (EUR)                                              40,600           132
Unocal                                                    50,500         1,723
                                                                   -----------
                                                                         3,173
                                                                   -----------
Integrated Petroleum - Domestic 0.9%
Amerada Hess                                               3,500           214
Conoco (Class B)                                          19,865           498
USX-Marathon                                              73,700         1,944
                                                                   -----------
                                                                         2,656
                                                                   -----------
Integrated Petroleum - International 4.0%
BP Amoco ADR                                              75,894         3,600
Chevron                                                    9,000           737
ENI (EUR)                                                 22,500           135
ENI SPA ADR                                                4,700           287
Exxon Mobil                                               33,302         2,931
Petroleo Brasileiro (Petrobras) ADR                       19,000           455

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Repsol ADR                                                 8,300   $       136
Royal Dutch Petroleum                                     23,100         1,379
Shell Transport & Trading ADR                              7,100           338
Texaco                                                     9,800           569
TotalFinaElf (Class B) (EUR)                               3,033           433
TotalFinaElf ADR                                           3,648           258
                                                                   -----------
                                                                        11,258
                                                                   -----------
Gas Transmission 0.1%
El Paso Energy                                             3,300           198
                                                                           198
                                                                   -----------
Total Energy                                                            21,204
                                                                   -----------
PROCESS INDUSTRIES 3.6%
Diversified Chemicals 0.9%
Arch Chemicals                                            10,100           182
Cabot Microelectronics *                                   2,400            88
Dow Chemical                                              34,000         1,039
DuPont                                                     7,061           299
Hercules                                                  52,000           988
                                                                   -----------
                                                                         2,596
                                                                   -----------
Specialty Chemicals 1.5%
3M                                                        14,100         1,408
Akzo Nobel (EUR)                                           1,500            71
BASF (EUR)                                                 8,750           330
Great Lakes Chemical                                      25,640           896
Imperial Chemical ADR                                      2,400            65
MacDermid                                                  2,200            41
Norsk Hydro                                                5,200           208
Pall                                                      46,100           919
Sumitomo Chemicals (JPY)                                  38,000           167
                                                                   -----------
                                                                         4,105
                                                                   -----------
Paper and Paper Products 0.6%
Buckeye Technologies *                                     7,200            91
Jefferson Smurfit (GBP)                                      368             0
Kimberly-Clark                                            18,600         1,301
Kimberly-Clark de Mexico (Class A) (MXN)                 102,800           257
Smurfit-Stone Container *                                  2,600            33
                                                                   -----------
                                                                         1,682
                                                                   -----------
21

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands
Forest Products 0.5%
Georgia-Pacific                                           17,503   $       441
Rio Tinto (GBP)                                            4,700            70
Weyerhaeuser                                              20,000           875
                                                                   -----------
                                                                         1,386
                                                                   -----------
Building and Construction 0.1%
Dal-Tile International *                                   4,300            53
Eiffage (EUR)                                              1,800            91
Layne Christensen *                                        6,100            24
Simpson Manufacturing *                                    2,100            99
Trex *                                                       800            18
U.S. Aggregates                                            4,700            41
                                                                           326
                                                                   -----------
Total Process Industries                                                10,095
                                                                   -----------
BASIC MATERIALS 1.4%
Metals 1.2%
Alcoa                                                     47,064         1,327
Gibraltar Steel                                            3,300            45
Material Sciences *                                        7,800            76
Matthews International (Class A)                          10,700           309
Pechiney (EUR)                                             1,800            70
Phelps Dodge                                              35,000         1,719
                                                                   -----------
                                                                         3,546
                                                                   -----------
Mining 0.2%
Battle Mountain Gold *                                    26,400            41
Lihir Gold (AUD) *                                       102,240            31
Rio Tinto (EUR)                                           21,100           292
Union Miniere (EUR)                                        3,600           127
                                                                           491
Miscellaneous Materials 0.0%
Malayan Cement (MYR)                                      20,250             7
                                                                             7
                                                                   -----------
Total Basic Materials                                                    4,044
                                                                   -----------
22

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
Syngenta ADR (GBP) *                                       1,368   $        12
Miscellaneous Other Common Stocks                          3,000            42
                                                                   -----------
                                                                            54
                                                                   -----------
Conglomerates 0.0%
Orkla (Class A) (NOK)                                      2,485            45
                                                                   -----------
                                                                            45
                                                                   -----------
Total Miscellaneous                                                         99
                                                                   -----------
FOREIGN 3.4%
Europe 1.9%
Aventis (EUR)                                              6,900           541
Bank of Scotland (GBP)                                    47,700           461
BG Group (GBP)                                            39,644           162
BNL (EUR)                                                 17,600            54
Brembo (EUR) *                                             6,400            54
Cap Gemini (EUR)                                             900           124
Credit Suisse Group (CHF)                                  3,000           523
CSM (EUR)                                                  2,900            72
Deutz (EUR) *                                             20,400            51
DnB Holding (NOK)                                         11,800            54
EM.TV (EUR)                                                1,200            20
Essilor International (EUR)                                  307            89
Fortis B (EUR)                                             4,700           138
Granada Compass (GBP) *                                   19,464           184
Ifil (EUR)                                                 3,600            29
Lafarge (EUR)                                              1,000            75
Lattice Group (GBP) *                                     39,644            84
Merck KGaA (EUR)                                           4,100           159
Metro (EUR)                                                1,300            56
Munich Re (EUR)                                            2,360           767
Nordic Baltic Holding (SEK) *                             46,841           334
Novozymes (B Shares) (DKK) *                                 100             2
OMV (EUR)                                                    200            14
Prosegur Seguridad (EUR)                                   7,000            72

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
------------------------------------------------------------------------------

                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands

Publicis Groupe (EUR)                                      3,800   $       113
Radiometer (DKK)                                           1,900            47
Rolls Royce (GBP)                                         73,478           217
Sandvik (SEK)                                              3,600            77
Seat Pagine Gialle (EUR)                                   2,186             5
Securitas (Class B) (SEK)                                  5,500            89
SGL Carbon (EUR) *                                           800            39
Sodexho Alliance (EUR)                                       900           161
Svenska Cellulosa (SEK)                                    7,200           141
Swatch (CHF)                                                 325            77
Tullow Oil (EUR) *                                           228             0
                                                                   -----------
                                                                         5,085
                                                                   -----------
Far East 1.1%
Advantest (JPY)                                            1,200           141
Asahi Breweries (JPY)                                     17,000           180
Ashikaga Bank (JPY) *                                     78,000           143
Daiei (JPY) *                                             37,000            73
Fujikura (JPY)                                            64,000           550
Maeda Road Construction (JPY)                             43,000           184
Mitsubishi Chemical (JPY)                                 75,000           210
Mizuho Holdings (JPY)                                         76           491
Nissan Motor (JPY) *                                      55,000           336
Showa Shell Sekiyu (JPY)                                  12,000            59
Singapore Press Holdings (SGD)                            12,000           187
Takashimaya (JPY)                                         15,000           108
Teijin (JPY)                                              65,000           302
Toho (JPY)                                                 2,000           268
Yakult Honsha (JPY)                                       10,000           114
                                                                   -----------
                                                                         3,346
                                                                   -----------
Other Foreign 0.4%
San Paolo IMI (EUR)                                        1,126            18
Siemens (EUR)                                              4,500           511
Unibanco GDR                                               9,100           203
ValiCert *                                                 4,700            31
Woolworths (AUD)                                          80,400           328
                                                                   -----------
                                                                         1,091
                                                                   -----------
Total Foreign                                                            9,522
                                                                   -----------
Total Common Stocks (Cost $198,629)                                    218,597
                                                                   -----------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands
CORPORATE BONDS 9.2%

Abitibi Consolidated, Sr. Notes, 8.55%, 8/1/10              250,000  $       244
Acme Television, Sr. Notes, 10.875%, 9/30/04                 25,000           22
AFC Enterprises, Sr. Sub. Notes, 10.25%, 5/15/07            100,000           92
Agrosy Gaming, Sr. Notes, 10.75%, 6/1/09                     75,000           77
AIG Sunamerica Global Financing, Sr. Notes
   (144a), 7.60%, 6/15/05 +                                 400,000          413
Alaska Communications, Sr. Sub. Notes, 9.375%, 5/15/09      100,000           82
Allied Holdings, Sr. Notes, 8.625%, 10/1/07                 100,000           77
American Builders & Contractors Supply
   Sr. Sub. Notes, 10.625%, 5/15/07                         100,000           81
American Standard, 9.25%, 12/1/16                            20,000           20
Amerigas Partners, Sr. Notes, 10.125%, 4/15/07               50,000           50
Amkor Technology, Sr. Notes, 9.25%, 5/1/06                  100,000           94
Anteon, Sr. Sub. Notes, 12.00%, 5/15/09                      50,000           45
Associated Materials, Sr. Sub. Notes, 9.25%, 3/1/08         100,000           96
AT&T, Sr. Notes, 6.00%, 3/15/09                             250,000          223
Avis Group Holdings, Sr. Sub. Notes, 11.00%, 5/1/09         100,000          107
B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07                   100,000           66
Bally Total Fitness, Sr. Sub. Notes, 9.875%, 10/15/07       200,000          182
Bethlehem Steel, Sr. Notes, 10.375%, 9/1/03                  50,000           35
BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                       100,000           91
California Special Purpose Trust, 6.42%, 9/25/08            425,000          423
Capital One Bank, Sr. Notes, 8.25%, 6/15/05                 250,000          246
Capital One Master Trust, 7.90%, 10/15/10                   250,000          254
Case Equipment Loan Trust, 5.83%, 2/15/05                   339,989          337
Chancellor Media
   Sr. Notes, 8.00%, 11/1/08                                 50,000           50
   Sub. Notes, 8.125%, 12/15/07                              50,000           51
Charter Communications, Sr. Notes, 8.25%, 4/1/07            100,000           87
Chattem, Sr. Sub. Notes, 12.75%, 6/15/04                    100,000          100
Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08                  50,000           31
CIT Equipment Collateral Trust, 6.93%, 7/20/11              400,000          403
CIT RV Trust, 6.09%, 2/15/12                                650,000          645
Classic Cable, Sr. Sub. Notes, 9.375%, 8/1/09               100,000           50
CMS Energy, Sr. Notes, 9.875%, 10/15/07                     100,000          103
Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05                   50,000           50

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------------

                                                            Shares/Par           Value
--------------------------------------------------------------------------------------
                                                                          In thousands
COMM 2000
   7.416%, 4/15/10                                       $     250,000   $         252
   7.494%, 4/15/10                                             200,000             205
Comstock Resources, Sr. Notes, 11.25%, 5/1/07                   75,000              76
Consolidated Container, Sr. Sub. Notes, 10.125%, 7/15/09       100,000              86
Container Corp. of America, Gtd. Notes, 10.75%, 5/1/02          25,000              25
Cott, Sr. Notes
   8.50%, 5/1/07                                                50,000              46
   9.375%, 7/1/05                                               50,000              49
Courtyard by Marriott II, Sr. Notes, 10.75%, 2/1/08            100,000              99
CSC Holdings, Sr. Notes, 7.875%, 12/15/07                      100,000              98
DaimlerChrysler Auto Trust, 6.66%, 1/8/05                      500,000             503
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                   100,000              70
Dealer Auto Receivables Trust, 7.12%, 3/15/05                  375,000             381
Delta Mills, Sr. Notes, 9.625%, 9/1/07                          25,000              22
Deutsche Telekom, 8.00%, 6/15/10                               300,000             304
Doane Pet Care, Sr. Sub. Notes, 9.75%, 5/15/07                  62,000              45
Dobson Communications, Sr. Notes, 10.875%, 7/1/10              100,000              96
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                        50,000               3
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                          25,000              20
Energy Corp. of America, Sr. Sub. Notes, 9.50%, 5/15/07         50,000              39
Exodus Communications, Sr. Notes, 10.75%, 12/15/09             100,000              79
Fairfax Financial, Sr. Notes, 8.25%, 10/1/15                 1,550,000           1,300
Flextronics International
   Sr. Sub. Notes, (144a), 9.875%, 7/1/10 +                    100,000              95
Focal Communications, Sr. Notes, 11.875%, 1/15/10               50,000              26
Ford Motor Credit, Sr. Notes, 5.80%, 1/12/09                   600,000             530
Frontiervision, Sr. Notes
   11.00%, 10/15/06                                            100,000              86
   11.875%, 9/15/07                                            100,000              78
Geophysique, Sr. Notes, 10.625%, 11/15/07                       75,000              75
Global Crossing Holdings, Sr. Notes, 9.50%, 11/15/09           125,000             106
Global Imaging, Sr. Sub. Notes, 10.75%, 2/15/07                 50,000              38
Goldman Sachs Group, Sr. Notes, 7.80%, 1/28/10                 500,000             505
Harrahs, Sr. Sub. Notes, 7.875%, 12/15/05                      200,000             194
Hawk, Sr. Notes, 10.25%, 12/1/03                               150,000             142
Hercules, Sr. Notes, (144a), 11.125%, 11/15/07 +                50,000              48
Hewlett Packard, 7.15%, 6/15/05                                250,000             254

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
------------------------------------------------------------------------------------------

                                                                Shares/Par           Value
------------------------------------------------------------------------------------------
                                                                              In thousands
Hexcel, Sr. Sub. Notes, 9.75%, 1/15/09                       $      50,000   $          46
HMH Properties, Sr. Notes, 7.875%, 8/1/08                           50,000              46
Hollinger International Publishing
   Sr. Sub. Notes, 9.25%, 3/15/07                                  200,000             197
Insight Midwest, Sr. Notes, (144a), 10.50%, 11/1/10 +              200,000             199
Intermedia Communications of Florida, Sr. Disc. Notes
   STEP, 0%, 7/15/07                                               100,000              80
International Cabletel, Sr. Notes, STEP, 0%, 2/1/06                 50,000              43
International Game Technology, Sr. Notes, 8.375%, 5/15/09          200,000             195
International Wire, Sr. Sub. Notes, 11.75%, 6/1/05                 100,000              98
Intertek Finance, Sr. Notes, 10.25%, 11/1/06                        50,000              25
Isle of Capri Casinos, Sr. Sub. Notes, 8.75%, 4/15/09               75,000              64
ISP Holdings, Sr. Notes, 9.75%, 2/15/02                             50,000              42
Jack in the Box, Sr. Notes, 9.75%, 11/1/03                          50,000              50
Jitney-Jungle Stores, Sr. Sub. Notes, 12.00%, 3/1/06 *              75,000               1
JP Morgan Commercial Mortgage Finance, 7.6795%, 8/15/32            250,000             256
KPN, Sr. Notes, (144a), 8.00%, 10/1/10 +                           500,000             484
L3 Communications, Sr. Sub. Notes, 10.375%, 5/1/07 +                50,000              51
LB Commercial Conduit Mortgage Trust, 6.78%, 4/15/09               425,000             415
Lear, Sr. Notes, 7.96%, 5/15/05                                     50,000              47
Lehman Brothers Holdings, 7.875%, 8/15/10                          250,000             248
Lennar, Sr. Notes, 9.95%, 5/1/10                                    75,000              74
LifePoint Hospitals, Sr. Sub. Notes, 10.75%, 5/15/09               200,000             208
Mastec, Sr. Sub. Notes, 7.75%, 2/1/08                               75,000              70
MBNA, Sr. Notes, 7.75%, 9/15/05                                    250,000             246
McLeod USA, Sr. Notes, Zero Coupon, 3/1/07                          75,000              57
Metromedia Fiber Network, Sr. Notes, 10.00%, 11/15/08              100,000              77
Metronet Communications, Sr. Disc. Notes
   STEP, 0%, 6/15/08                                               250,000             200
Mohegan Tribal Gaming Authority, Sr. Notes, 8.125%, 1/1/06         175,000             171
Morgan Stanley Dean Witter, 7.75%, 6/15/05                         300,000             308
Nextel Communications, Sr. Disc. Notes
   STEP, 0%, 10/31/07                                              275,000             190
Nextlink Communications, Sr. Disc. Notes
   STEP, 0%, 6/1/09                                                175,000              59
Niagara Mohawk, 1st Mtg., 7.75%, 5/15/06                         1,000,000           1,026
Nissan Auto Receivables Owner Trust, 6.72%, 8/16/04                250,000             251
Nortek, Sr. Sub. Notes, 9.875%, 3/1/04                              75,000              69

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
------------------------------------------------------------------------------------------

                                                                Shares/Par           Value
------------------------------------------------------------------------------------------
                                                                              In thousands
Northern Trust, 6.65%, 11/9/04                               $   1,000,000   $         996
Northland Cable Television, Sr. Sub. Notes, 10.25%,
11/15/07                                                            50,000              37
NTL Communications, Sr. Notes, (144a), 11.875%, 10/1/10 +           50,000              41
Ocean Energy, Sr. Sub. Notes, 8.375%, 7/1/08                       100,000              99
Omnicare, Conv. Bnd., 5.00%, 12/1/07                                75,000              56
Orange, Sr. Notes, 9.00%, 6/1/09                                   200,000             206
Orion Power Holdings, Sr. Notes, (144a), 12.00%, 5/1/10 +          100,000             107
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06                      50,000              52
Packaging Corp. of America, Sr. Sub. Notes, 9.625%, 4/1/09         200,000             205
Pegasus Communications, Sr. Notes, 9.625%, 10/15/05                100,000              92
Premier Parks
   Sr. Disc. Notes, STEP, 0%, 4/1/08                               100,000              67
   Sr. Notes
     8.875%, 4/1/06                                                100,000              92
     9.75%, 6/15/07                                                 50,000              47
Price Communications Wireless, Sr. Notes, 9.125%, 12/15/06         100,000             103
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07                 50,000              50
Principal Mutual, (144a), 8.00%, 3/1/44 +                        1,550,000           1,366
Quest Diagnostics, Sr. Sub. Notes, 10.75%, 12/15/06                 50,000              53
Qwest Capital Funding, (144a), 7.90%, 8/15/10 +                    500,000             508
Qwest Communications
     Sr. Disc. Notes, STEP, 0%, 10/15/07                           100,000              90
     Sr. Notes, 7.50%, 11/1/08                                      25,000              25
R & B Falcon, Sr. Notes, 6.95%, 4/15/08                            250,000             231
Raytheon, Sr. Notes, 5.70%, 11/1/03                                300,000             291
Repap New Brunswick, Sr. Sec. Notes, 11.50%, 6/1/04                 25,000              28
Riverwood, Sr. Notes, 10.25%, 4/1/06                               200,000             196
Rogers Cablesystems, Sr. Sec. 2nd Priority Notes
        10.00%, 3/15/05                                             50,000              53
Salomon Brothers Mortgage Securities VII, 7.455%, 4/18/10          200,000             206
Scotland International Finance, Sub. Notes
        (144a), 6.50%, 2/15/11 +                                   100,000              93
Securitized Asset Sales, 7.41%, 9/25/24                            300,000             297
Sinclair Broadcast Group, Sr. Sub. Notes, 8.75%, 12/15/07          100,000              86
Speedway Motorsports, Sr. Sub. Notes, 8.50%, 8/15/07               200,000             187
Sprint, Sr. Notes, 6.125%, 11/15/08                                250,000             223
State Street, Sr. Sub. Notes, 7.65%, 6/15/10                       225,000             230
Station Casinos, Sr. Sub. Notes, 10.125%, 3/15/06                  100,000             102

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
-------------------------------------------------------------------------------------------

                                                                 Shares/Par           Value
-------------------------------------------------------------------------------------------
                                                                               In thousands
Telefonica Europe, Gtd. Notes, 7.75%, 9/15/10                 $     200,000   $         199
Tenet Healthcare, Sr. Notes, 8.00%, 1/15/05                         150,000             148
Textron, Sr. Notes, 6.375%, 7/15/04                                 400,000             394
Time Warner Telecom, Sr. Notes, 9.75%, 7/15/08                       25,000              21
Toyota Auto Receivables Owner Trust, 6.80%, 4/15/07                 400,000             403
Triton PCS, Zero Coupon, 5/1/08                                     275,000             203
United International Holdings, Sr. Disc. Notes
        STEP, 0%, 2/15/08                                           125,000              51
Universal Compression, Sr. Disc. Notes
        STEP, 0%, 2/15/08                                           350,000             280
Venture Holdings Trust, Sr. Sub. Notes, 9.50%, 7/1/05                50,000              24
VoiceStream Wireless, Sr. Notes, 10.375%, 11/15/09                  200,000             214
Waste Management, Sr. Notes, 7.70%, 10/1/02                         250,000             247
Wells Fargo, Sr. Notes, 7.25%, 8/24/05                              200,000             204
Western Wireless, Sr. Sub. Notes, 10.50%, 2/1/07                     50,000              52
Westinghouse Air Brake, Sr. Notes, 9.375%, 6/15/05                  100,000              96
Westpoint Stevens, Sr. Notes, 7.875%, 6/15/05                        75,000              53
Worldcom, 8.25%, 5/15/10                                            350,000             364
Yankeenets Capital, Sr. Notes, (144a), 12.75%, 3/1/07 +              50,000              49
Ziff Davis Media, Sr. Sub. Notes, (144a), 12.00%, 7/15/10 +          50,000              42
                                                                              -------------
Total Corporate Bonds (Cost $27,585)                                                 26,054
                                                                              -------------
U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 5.4%

Federal Home Loan Mortgage
     6.00%, 2/15/11                                               5,552,100           5,397
     7.00%, 11/1/30                                                 775,000             768
Federal National Mortgage Assn
     6.50%, 1/1/26                                                  105,520             103
     REMIC 6.50%, 3/20/23                                           406,436             401
Government National Mortgage Assn

     6.00%, 5/15/26 - 12/15/28                                      488,580             467
     6.50%, 3/15/26 - 6/15/29                                     4,705,964           4,595
     7.00%, 4/15/26 - 11/20/28                                    1,056,543           1,053
     7.50%, 10/15/22 - 12/15/29                                     450,581             456
     8.00%, 1/15/22 - 10/20/25                                      165,090             170

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
-----------------------------------------------------------------------------------------------

                                                                     Shares/Par           Value
-----------------------------------------------------------------------------------------------
                                                                                   In thousands
II
        7.00%, 11/20/28 - 4/20/30                                 $   1,804,321   $       1,793
        8.00%, 10/20/25                                                  14,756              15
                                                                                  -------------
Total U.S. Government Mortgage-Backed Securities (Cost $15,290)                          15,218
                                                                                  -------------

U.S. GOVERNMENT OBLIGATIONS/
AGENCIES 7.1%

Federal National Mortgage Assn
        6.50%, 8/15/04                                                  250,000             252
Tennessee Valley Authority
        5.88%, 4/1/36                                                 2,095,000           2,070
        6.235%, 7/15/45                                                 500,000             501
U.S. Treasury Bonds
        6.75%, 8/15/26                                                1,705,000           1,932
        7.50%, 11/15/16                                               2,150,000           2,543
U.S. Treasury Inflation-Indexed Notes
        3.375%, 1/15/07                                                 219,226             214
        3.625%, 7/15/02                                               1,030,236           1,030
U.S. Treasury Notes
        5.75%, 8/15/03-8/15/10                                          815,000             828
        5.875%, 11/15/04                                              8,125,000           8,226
        6.125%, 8/15/07                                               2,275,000           2,355
        6.50%, 8/15/05                                                  200,000             208
                                                                                  -------------
Total U.S. Government Obligations/Agencies (Cost $19,650)                                20,159
                                                                                  -------------

SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
Reserve Investment Fund, 6.70% #                                      3,819,258           3,819
                                                                                  -------------
Total Short-Term Investments (Cost $3,819)                                                3,819
                                                                                  -------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
-----------------------------------------------------------------------------

                                                                        Value
-----------------------------------------------------------------------------
                                                                 In thousands
Total Investments in Securities
100.1% of Net Assets (Cost $264,973)                             $    283,847

Other Assets Less Liabilities                                            (421)

NET ASSETS                                                       $    283,426
                                                                 ------------

   #  Seven-day yield
   +  Private Placement
   *  Non-income producing
 ADR  American Depository Receipt
REIT  Real Estate Investment Trust
STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)

144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 1.0% of net assets.
AUD   Australian dollar
CHF   Swiss franc
DKK   Danish krone
EUR   Euro
GBP   British sterling
HKD   Hong Kong dollar
JPY   Japanese yen
MXN   Mexican peso
MYR   Malaysian ringgit
NOK   Norwegian krone
NZD   New Zealand dollar
SEK   Swedish krona
SGD   Singapore dollar

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2000

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

Assets
Total investments in securities, at value (cost $264,973)          $    283,847
Securities lending collateral                                            29,019
Other assets                                                              3,216
                                                                   ------------
Total assets                                                            316,082
                                                                   ------------
Liabilities
Obligation to return securities lending collateral                       29,019
Other liabilities                                                         3,637
                                                                   ------------
Total liabilities                                                        32,656
                                                                   ------------
NET ASSETS                                                         $    283,426
                                                                   ------------
Net Assets Consist of:
Accumulated net investment income - net of distributions           $      4,832
Accumulated net realized gain/loss - net of distributions                16,439
Net unrealized gain (loss)                                               18,848
Paid-in-capital applicable to 14,539,418 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      243,307

NET ASSETS                                                         $    283,426
                                                                   ------------
NET ASSET VALUE PER SHARE                                          $      19.49
                                                                   ------------
The accompanying notes are an integral part of these financial statements.

32
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                     Six Months
                                                                          Ended
                                                                       11/30/00
Investment Income (Loss)

Income
  Interest                                                             $  2,303
  Dividend                                                                1,810
  Other                                                                      32
                                                                       --------
  Total income                                                            4,145
                                                                       --------
Expenses
  Investment management                                                     907
  Shareholder servicing                                                     497
  Custody and accounting                                                     98
  Prospectus and shareholder reports                                         28
  Registration                                                               14
  Legal and audit                                                             6
  Directors                                                                   3
  Miscellaneous                                                               2
                                                                       --------
  Total expenses                                                          1,555
  Expenses paid indirectly                                                   (1)
                                                                       --------
  Net expenses                                                            1,554
                                                                       --------
Net investment income (loss)                                              2,591
                                                                       --------
Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                              6,930
  Foreign currency transactions                                             (23)
                                                                       --------
  Net realized gain (loss)                                                6,907
                                                                       --------
Change in net unrealized gain or loss
  Securities                                                            (11,213)
  Other assets and liabilities
  denominated in foreign currencies                                         (18)
                                                                       --------
  Change in net unrealized gain or loss                                 (11,231)
                                                                       --------
Net realized and unrealized gain (loss)                                  (4,324)
                                                                       --------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $  (1,733)
                                                                       --------
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
Unaudited


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                          6 Months         Year
                                                             Ended        Ended
                                                          11/30/00      5/31/00
 Increase (Decrease) in Net Assets
 Operations
    Net investment income (loss)                         $   2,591    $   4,696
    Net realized gain (loss)                                 6,907       13,783
    Change in net unrealized gain or loss                  (11,231)      (1,128)
                                                         ----------------------
    Increase (decrease) in net assets from operations       (1,733)      17,351

 Distributions to shareholders                           ----------------------
    Net investment income                                        -       (4,136)
    Net realized gain                                            -       (6,721)
                                                         ----------------------
    Decrease in net assets from distributions                    -      (10,857)
                                                         ----------------------
 Capital share transactions *
    Shares sold                                             52,737      133,209
    Distributions reinvested                                     -       10,837
    Shares redeemed                                        (38,241)     (93,508)
                                                         ----------------------
    Increase (decrease) in net assets from capital
    share transactions                                      14,496       50,538
                                                         ----------------------
 Net Assets
 Increase (decrease) during period                          12,763       57,032
 Beginning of period                                       270,663      213,631
                                                         ----------------------
 End of period                                           $ 283,426    $ 270,663
                                                         ----------------------
*Share information
    Shares sold                                              2,611        6,893
    Distributions reinvested                                     -          577
    Shares redeemed                                         (1,903)      (4,868)
                                                         ----------------------
    Increase (decrease) in shares outstanding                  708        2,602

The accompanying notes are an integral part of these financial statements.

34
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2000

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Growth Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time, consistent with a primary emphasis on capital growth and a secondary emphasis on income, by investing in a diversified portfolio typically consisting of about 80% stocks and 20% bonds and money market securities.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------



     dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

     In November, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide - Audits of Investment Companies (the guide), which will be adopted by the fund as of June 1, 2001. The guide requires all premiums and discounts on debt securities to be amortized and gain/loss on paydowns of MBS to be accounted for as interest income. Upon adoption, the fund will adjust the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. This adjustment will have no effect on the fund's net assets or results of operations.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------



     described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At November 30, 2000, the value of loaned securities was $27,765,000; aggregate collateral consisted of $29,019,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $71,262,000 and $53,680,000, respectively, for the six months ended November 30, 2000. Purchases and sales of U.S. government securities aggregated $20,872,000 and $20,320,000, respectively, for the six months ended November 30, 2000.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     At November 30, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $264,973,000. Net unrealized gain aggregated $18,874,000 at period-end, of which $42,525,000 related to appreciated investments and $23,651,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates). The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $151,000 was payable at November 30, 2000. The fee is computed daily and

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------



     paid monthly, and consists of an individual fund fee equal to 0.30% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or T. Rowe Price International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At November 30, 2000, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     Under the terms of the investment management agreement, the manager is required to bear any expenses through May 31, 2002, which would cause the fund's ratio of total expenses to average net assets to exceed 1.10%. Thereafter, through May 31, 2004, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 1.10%. Pursuant to this and a prior agreement, $37,000 of previously unaccrued management fees were accrued as expenses of the fund during the six months ended November 30, 2000. At November 30, 2000, unaccrued fees in the amount of $50,000 remain subject to reimbursement by the fund through May 31, 2002.

     In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $482,000 for the six months ended November 30, 2000, of which $81,000 was payable at period-end.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates or T. Rowe Price International, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 2000, totaled $193,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


     INVESTMENT SERVICES AND INFORMATION

          KNOWLEDGEABLE SERVICE REPRESENTATIVES

          By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

          In Person Available in T. Rowe Price Investor Centers.

          ACCOUNT SERVICES

          Checking Available on most fixed-income funds ($500 minimum).

          Automatic Investing From your bank account or paycheck.

          Automatic Withdrawal Scheduled, automatic redemptions.

          Distribution Options Reinvest all, some, or none of your distributions.

          Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address:
          www.troweprice.com.

          BROKERAGE SERVICES*

          Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**

          INVESTMENT INFORMATION

          Combined Statement Overview of all your accounts with T. Rowe Price.

          Shareholder Reports Fund managers' reviews of their strategies and results.

          T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

          Performance Update Quarterly review of all T. Rowe Price fund results.

          Insights Educational reports on investment strategies and financial markets.

          Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

           * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
          ** Based on a July 2000 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

For fund and account information or to conduct transactions, 24 hours, 7 days a week By touch-tone telephone Tele*Access 1-800-638-2587 By Account Access on the Internet www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center 1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

For the hearing impaired, call: 1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants: The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

Baltimore Area
Downtown - new address
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

San Francisco Area
1990 North California Boulevard
Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

T. Rowe Price Investment Services, Inc., Distributor.          C11-057  11/30/00

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